Interest Expenses - Schedule of Interest Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Interest Expenses [Abstract]
Interest on bank loans	$ 44,015	$ 60,541	$ 35,673
Other interest expenses	128	153	17
Total	$ 44,143	$ 60,694	$ 35,690